Condensed Schedule of Investments Corporate Notes (USD $)	Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)	54.75%		55.95%
Corporate Notes
Schedule of Investments [Line Items]
Fair Value	$ 7,429,713		$ 16,049,322
% of Partners' Capital (Net Asset Value)	22.14%		32.09%
Investment Owned, at Cost	7,454,986		16,084,857
Corporate Notes | U.S. Corporate Notes
Schedule of Investments [Line Items]
Fair Value	5,677,092		11,826,537
% of Partners' Capital (Net Asset Value)	16.92%		23.65%
Investment Owned, at Cost	5,698,950		11,858,249
Corporate Notes | U.S. Corporate Notes | Aerospace | 0.59% Rockwell Due 2016-12-15
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,384
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	0.59%	[1]
Corporate Notes | U.S. Corporate Notes | Aerospace | 0.58% United Technologies Due 2013-12-02
Schedule of Investments [Line Items]
Face Value			600,000
Fair Value			601,931
% of Partners' Capital (Net Asset Value)			1.21%
% Yield			0.58%	[1]
Corporate Notes | U.S. Corporate Notes | Automotive | 1.30% Daimler Finance North America LLC Due 2015-07-31
Schedule of Investments [Line Items]
Face Value	200,000		450,000
Fair Value	202,597		455,047
% of Partners' Capital (Net Asset Value)	0.60%		0.92%
% Yield	1.30%	[1]	1.30%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 4.50% Bank of America Due 2015-04-01
Schedule of Investments [Line Items]
Face Value	150,000
Fair Value	158,571
% of Partners' Capital (Net Asset Value)	0.47%
% Yield	4.50%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 1.07% Bank of America Due 2016-03-22
Schedule of Investments [Line Items]
Face Value	150,000
Fair Value	151,255
% of Partners' Capital (Net Asset Value)	0.45%
% Yield	1.07%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 1.18% Citigroup Inc. Due 2014-04-01
Schedule of Investments [Line Items]
Face Value	9,000
Fair Value	9,027
% of Partners' Capital (Net Asset Value)	0.03%
% Yield	1.18%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 1.30% Citigroup Inc. Due 2016-04-01
Schedule of Investments [Line Items]
Face Value	250,000
Fair Value	251,643
% of Partners' Capital (Net Asset Value)	0.75%
% Yield	1.30%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 0.64% Goldman Sachs Due 2015-07-22
Schedule of Investments [Line Items]
Face Value	150,000
Fair Value	149,717
% of Partners' Capital (Net Asset Value)	0.45%
% Yield	0.64%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 0.86% JPMorgan Chase & Co. Due 2016-02-26
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,869
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	0.86%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 0.72% Morgan Stanley Due 2015-10-15
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,186
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	0.72%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 0.94% SSIF Nevada, Limited Partnership Due 2014-04-14
Schedule of Investments [Line Items]
Face Value	225,000
Fair Value	225,747
% of Partners' Capital (Net Asset Value)	0.67%
% Yield	0.94%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 1.73% Bank of America Due 2014-01-30
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			202,286
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			1.73%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 1.29% Citigroup Inc. Due 2014-04-01
Schedule of Investments [Line Items]
Face Value			9,000
Fair Value			9,040
% of Partners' Capital (Net Asset Value)			0.02%
% Yield			1.29%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 1.31% Goldman Sachs Due 2014-02-07
Schedule of Investments [Line Items]
Face Value			150,000
Fair Value			150,736
% of Partners' Capital (Net Asset Value)			0.30%
% Yield			1.31%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 1.06% JPMorgan Chase & Co. Due 2014-05-02
Schedule of Investments [Line Items]
Face Value			450,000
Fair Value			453,285
% of Partners' Capital (Net Asset Value)			0.92%
% Yield			1.06%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 0.65% Morgan Stanley Due 2014-01-09
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			198,893
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.65%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 1.13% U.S. Bancorp Due 2013-10-30
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			201,676
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			1.13%	[1]
Corporate Notes | U.S. Corporate Notes | Banks | 2.25% UBS AG (USA) Due 2013-08-12
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			254,563
% of Partners' Capital (Net Asset Value)			0.51%
% Yield			2.25%	[1]
Corporate Notes | U.S. Corporate Notes | Beverage | 0.80% Anheuser-Busch InBev Worldwide Inc. Due 2015-07-15
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	201,658
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	0.80%	[1]
Corporate Notes | U.S. Corporate Notes | Beverage | 0.71% Anheuser-Busch InBev Worldwide Inc. Due 2014-07-14
Schedule of Investments [Line Items]
Face Value			450,000
Fair Value			452,402
% of Partners' Capital (Net Asset Value)			0.91%
% Yield			0.71%	[1]
Corporate Notes | U.S. Corporate Notes | Beverage | 5.00% Coca-Cola Enterprises Inc Due 2013-08-15
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			314,237
% of Partners' Capital (Net Asset Value)			0.63%
% Yield			5.00%	[1]
Corporate Notes | U.S. Corporate Notes | Computers | 0.64% Hewlett-Packard Company Due 2014-05-30
Schedule of Investments [Line Items]
Face Value	225,000
Fair Value	224,841
% of Partners' Capital (Net Asset Value)	0.67%
% Yield	0.64%	[1]
Corporate Notes | U.S. Corporate Notes | Computers | 1.79% Hewlett-Packard Company Due 2014-09-19
Schedule of Investments [Line Items]
Face Value	100,000
Fair Value	100,896
% of Partners' Capital (Net Asset Value)	0.30%
% Yield	1.79%	[1]
Corporate Notes | U.S. Corporate Notes | Computers | 0.71% Hewlett-Packard Company Due 2014-05-30
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			220,657
% of Partners' Capital (Net Asset Value)			0.44%
% Yield			0.71%	[1]
Corporate Notes | U.S. Corporate Notes | Computers | 1.86% Hewlett-Packard Company Due 2014-09-19
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			99,150
% of Partners' Capital (Net Asset Value)			0.20%
% Yield			1.86%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 1.00% American Honda Finance Corporation Due 2015-08-11
Schedule of Investments [Line Items]
Face Value	200,000		200,000
Fair Value	201,610		201,736
% of Partners' Capital (Net Asset Value)	0.60%		0.40%
% Yield	1.00%	[1]	1.00%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 5.65% General Electric Capital Corporation Due 2014-06-09
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	205,219
% of Partners' Capital (Net Asset Value)	0.61%
% Yield	5.65%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 0.76% American Honda Finance Corporation Due 2014-05-08
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			251,332
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.76%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 0.61% BlackRock, Inc. Due 2013-05-24
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			200,343
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.61%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 0.65% Caterpillar Financial Services Corp. Due 2014-04-01
Schedule of Investments [Line Items]
Face Value			45,000
Fair Value			45,246
% of Partners' Capital (Net Asset Value)			0.09%
% Yield			0.65%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 0.66% Caterpillar Financial Services Corp. Due 2015-02-09
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			251,331
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.66%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 0.98% General Electric Capital Corporation Due 2014-04-07
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			201,538
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.98%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 0.67% PACCAR Financial Corp. Due 2013-04-05
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			300,496
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			0.67%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 1.04% SSIF Nevada, Limited Partnership Due 2014-04-14
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			226,767
% of Partners' Capital (Net Asset Value)			0.45%
% Yield			1.04%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 0.80% Toyota Motor Credit Corporation Due 2013-10-11
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			201,047
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.80%	[1]
Corporate Notes | U.S. Corporate Notes | Diversified Financial Services | 1.00% Toyota Motor Credit Corporation Due 2015-02-17
Schedule of Investments [Line Items]
Face Value			275,000
Fair Value			277,882
% of Partners' Capital (Net Asset Value)			0.56%
% Yield			1.00%	[1]
Corporate Notes | U.S. Corporate Notes | Energy | 5.80% Arizona Public Service Company Due 2014-06-30
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	204,916
% of Partners' Capital (Net Asset Value)	0.61%
% Yield	5.80%	[1]
Corporate Notes | U.S. Corporate Notes | Energy | 0.85% Public Service Electric and Gas Company Due 2014-08-15
Schedule of Investments [Line Items]
Face Value	150,000
Fair Value	150,911
% of Partners' Capital (Net Asset Value)	0.45%
% Yield	0.85%	[1]
Corporate Notes | U.S. Corporate Notes | Energy | 1.45% Occidental Petroleum Corporation Due 2013-12-13
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			227,521
% of Partners' Capital (Net Asset Value)			0.46%
% Yield			1.45%	[1]
Corporate Notes | U.S. Corporate Notes | Energy | 2.50% PSEG Power LLC 2013-04-15
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			101,105
% of Partners' Capital (Net Asset Value)			0.20%
% Yield			2.50%	[1]
Corporate Notes | U.S. Corporate Notes | Food | 0.80% Kroger Co. Due 2016-10-17
Schedule of Investments [Line Items]
Face Value	300,000
Fair Value	299,985
% of Partners' Capital (Net Asset Value)	0.89%
% Yield	0.80%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 3.00% American International Group, Inc. Due 2015-03-20
Schedule of Investments [Line Items]
Face Value	450,000
Fair Value	466,469
% of Partners' Capital (Net Asset Value)	1.39%
% Yield	3.00%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 0.60% Jackson National Life Global Funding Due 2015-09-30
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,593
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	0.60%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 1.14% MetLife Institutional Funding II Due 2014-04-04
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,998
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	1.14%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 0.68% Berkshire Hathaway Finance Corp. Due 2014-01-10
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			100,486
% of Partners' Capital (Net Asset Value)			0.20%
% Yield			0.68%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 0.74% Berkshire Hathaway Inc. Due 2013-02-11
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			300,524
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			0.74%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 5.38% Jackson National Life Global Funding Due 2013-05-08
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			102,513
% of Partners' Capital (Net Asset Value)			0.21%
% Yield			5.38%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 1.25% MetLife Institutional Funding II Due 2014-04-04
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			202,319
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			1.25%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 5.50% Monumental Global Funding III Due 2013-04-22
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			204,968
% of Partners' Capital (Net Asset Value)			0.41%
% Yield			5.50%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 5.15% Pacific Life Global Funding Due 2013-04-15
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			204,832
% of Partners' Capital (Net Asset Value)			0.41%
% Yield			5.15%	[1]
Corporate Notes | U.S. Corporate Notes | Insurance | 0.51% Pricoa Global Funding I Due 2013-09-27
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			200,122
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.51%	[1]
Corporate Notes | U.S. Corporate Notes | Manufacturing | 0.85% General Electric Due 2015-10-09
Schedule of Investments [Line Items]
Face Value	275,000		275,000
Fair Value	276,938		276,499
% of Partners' Capital (Net Asset Value)	0.83%		0.55%
% Yield	0.85%	[1]	0.85%	[1]
Corporate Notes | U.S. Corporate Notes | Manufacturing | 0.56% Danaher Corporation Due 2013-06-21
Schedule of Investments [Line Items]
Face Value			435,000
Fair Value			435,488
% of Partners' Capital (Net Asset Value)			0.87%
% Yield			0.56%	[1]
Corporate Notes | U.S. Corporate Notes | Media | 3.65% NBCUniversal Media, LLC Due 2015-04-30
Schedule of Investments [Line Items]
Face Value	100,000		100,000
Fair Value	104,730		107,018
% of Partners' Capital (Net Asset Value)	0.31%		0.21%
% Yield	3.65%	[1]	3.65%	[1]
Corporate Notes | U.S. Corporate Notes | Media | 0.78% NBCUniversal Media, LLC Due 2016-04-15
Schedule of Investments [Line Items]
Face Value	100,000
Fair Value	100,221
% of Partners' Capital (Net Asset Value)	0.30%
% Yield	0.78%	[1]
Corporate Notes | U.S. Corporate Notes | Media | 6.20% Time Warner Cable Inc. Due 2013-07-01
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			105,845
% of Partners' Capital (Net Asset Value)			0.21%
% Yield			6.20%	[1]
Corporate Notes | U.S. Corporate Notes | Media | 0.88% Walt Disney Company Due 2014-12-01
Schedule of Investments [Line Items]
Face Value			150,000
Fair Value			151,357
% of Partners' Capital (Net Asset Value)			0.30%
% Yield			0.88%	[1]
Corporate Notes | U.S. Corporate Notes | Media | 0.45% Walt Disney Company Due 2015-12-01
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			199,095
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.45%	[1]
Corporate Notes | U.S. Corporate Notes | Pharmaceutical | 1.00% AbbVie Inc. Due 2015-11-06
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	201,863
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	1.00%	[1]
Corporate Notes | U.S. Corporate Notes | Pharmaceutical | 2.10% Express Scripts Holding Company Due 2015-02-12
Schedule of Investments [Line Items]
Face Value	150,000		150,000
Fair Value	153,447		154,013
% of Partners' Capital (Net Asset Value)	0.46%		0.31%
% Yield	2.10%	[1]	2.10%	[1]
Corporate Notes | U.S. Corporate Notes | Pharmaceutical | 4.13% Novartis Capital Corporation Due 2014-02-10
Schedule of Investments [Line Items]
Face Value	225,000		225,000
Fair Value	229,596		237,644
% of Partners' Capital (Net Asset Value)	0.68%		0.48%
% Yield	4.13%	[1]	4.13%	[1]
Corporate Notes | U.S. Corporate Notes | Pharmaceutical | 1.07% AbbVie Inc. Due 2015-11-06
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			202,646
% of Partners' Capital (Net Asset Value)			0.41%
% Yield			1.07%	[1]
Corporate Notes | U.S. Corporate Notes | Pharmaceutical | 5.25% McKesson Corporation Due 2013-03-01
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			102,495
% of Partners' Capital (Net Asset Value)			0.20%
% Yield			5.25%	[1]
Corporate Notes | U.S. Corporate Notes | Telecommunications | 0.88% AT&T Inc. Due 2015-02-13
Schedule of Investments [Line Items]
Face Value	225,000		225,000
Fair Value	227,377		226,810
% of Partners' Capital (Net Asset Value)	0.68%		0.45%
% Yield	0.88%	[1]	0.88%	[1]
Corporate Notes | U.S. Corporate Notes | Telecommunications | 0.44% Verizon Communications Inc. Due 2015-03-06
Schedule of Investments [Line Items]
Face Value	175,000
Fair Value	174,828
% of Partners' Capital (Net Asset Value)	0.52%
% Yield	0.44%	[1]
Corporate Notes | U.S. Corporate Notes | Telecommunications | 0.56% Cisco Systems, Inc. Due 2014-03-14
Schedule of Investments [Line Items]
Face Value			110,000
Fair Value			110,330
% of Partners' Capital (Net Asset Value)			0.22%
% Yield			0.56%	[1]
Corporate Notes | U.S. Corporate Notes | Telecommunications | 0.92% Verizon Communications Inc. Due 2014-03-28
Schedule of Investments [Line Items]
Face Value			270,000
Fair Value			271,626
% of Partners' Capital (Net Asset Value)			0.54%
% Yield			0.92%	[1]
Corporate Notes | U.S. Corporate Notes | Agriculture | 7.13% Archer-Daniels-Midland Company Due 2013-03-01
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			206,845
% of Partners' Capital (Net Asset Value)			0.41%
% Yield			7.13%	[1]
Corporate Notes | U.S. Corporate Notes | Apparel | 1.06% V.F. Corporation Due 2013-08-23
Schedule of Investments [Line Items]
Face Value			75,000
Fair Value			75,452
% of Partners' Capital (Net Asset Value)			0.15%
% Yield			1.06%	[1]
Corporate Notes | U.S. Corporate Notes | Biotechnology | 2.40% Gilead Sciences, Inc. Due 2014-12-01
Schedule of Investments [Line Items]
Face Value			175,000
Fair Value			180,827
% of Partners' Capital (Net Asset Value)			0.36%
% Yield			2.40%	[1]
Corporate Notes | U.S. Corporate Notes | Healthcare | 5.00% Roche Holdings, Inc. Due 2014-03-01
Schedule of Investments [Line Items]
Face Value			230,000
Fair Value			245,448
% of Partners' Capital (Net Asset Value)			0.49%
% Yield			5.00%	[1]
Corporate Notes | U.S. Corporate Notes | Household Products | 0.70% Procter & Gamble Due 2014-08-15
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			252,266
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.70%	[1]
Corporate Notes | U.S. Corporate Notes | Retail | 0.49% Target Due 2014-07-18
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			225,895
% of Partners' Capital (Net Asset Value)			0.45%
% Yield			0.49%	[1]
Corporate Notes | U.S. Corporate Notes | Retail | 4.88% Walgreen Co. Due 2013-08-01
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			208,996
% of Partners' Capital (Net Asset Value)			0.42%
% Yield			4.88%	[1]
Corporate Notes | U.S. Corporate Notes | Retail | 1.63% Wal-Mart Stores, Inc. Due 2014-04-15
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			229,494
% of Partners' Capital (Net Asset Value)			0.46%
% Yield			1.63%	[1]
Corporate Notes | U.S. Corporate Notes | Transportation | 4.50% United Parcel Service, Inc. Due 2013-01-15
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			204,437
% of Partners' Capital (Net Asset Value)			0.41%
% Yield			4.50%	[1]
Corporate Notes | Foreign Corporate Notes
Schedule of Investments [Line Items]
Fair Value	1,752,621		4,222,785
% of Partners' Capital (Net Asset Value)	5.22%		8.44%
Investment Owned, at Cost	1,756,036		4,226,608
Corporate Notes | Foreign Corporate Notes | Automotive | 0.97% Volkswagen International Finance N.V. Due 2014-04-01
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			301,733
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			0.97%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 1.29% Danske Bank A/S Due 2014-04-14
Schedule of Investments [Line Items]
Face Value	225,000
Fair Value	225,905
% of Partners' Capital (Net Asset Value)	0.67%
% Yield	1.29%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 2.00% ING Bank N.V. Due 2015-09-25
Schedule of Investments [Line Items]
Face Value	150,000
Fair Value	153,037
% of Partners' Capital (Net Asset Value)	0.46%
% Yield	2.00%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 1.89% ING Bank N.V. Due 2015-09-25
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	204,004
% of Partners' Capital (Net Asset Value)	0.61%
% Yield	1.89%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 0.72% Rabobank Nederland Due 2016-03-18
Schedule of Investments [Line Items]
Face Value	350,000
Fair Value	351,351
% of Partners' Capital (Net Asset Value)	1.04%
% Yield	0.72%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 1.45% Canadian Natural Resources Ltd Due 2014-11-14
Schedule of Investments [Line Items]
Face Value			400,000
Fair Value			406,470
% of Partners' Capital (Net Asset Value)			0.81%
% Yield			1.45%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 2.13% Bank of Montreal Due 2013-06-28
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			201,732
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			2.13%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 1.39% Danske Bank A/S Due 2014-04-14
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			222,058
% of Partners' Capital (Net Asset Value)			0.44%
% Yield			1.39%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 0.72% HSBC Bank PLC Due 2013-01-18
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,423
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.72%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 1.36% ING Bank N.V. Due 2013-03-15
Schedule of Investments [Line Items]
Face Value			450,000
Fair Value			450,931
% of Partners' Capital (Net Asset Value)			0.91%
% Yield			1.36%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 0.22% KfW Bankengruppe Due 2013-06-17
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			250,032
% of Partners' Capital (Net Asset Value)			0.50%
% Yield			0.22%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 1.07% National Australia Bank Ltd Due 2014-04-11
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			226,942
% of Partners' Capital (Net Asset Value)			0.45%
% Yield			1.07%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 0.46% Rabobank Nederland Due 2013-02-04
Schedule of Investments [Line Items]
Face Value			300,000
Fair Value			300,204
% of Partners' Capital (Net Asset Value)			0.60%
% Yield			0.46%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 0.49% Toronto-Dominion Bank Due 2013-07-26
Schedule of Investments [Line Items]
Face Value			270,000
Fair Value			270,466
% of Partners' Capital (Net Asset Value)			0.54%
% Yield			0.49%	[1]
Corporate Notes | Foreign Corporate Notes | Banks | 1.88% Shell International Finance B.V. Due 2013-03-25
Schedule of Investments [Line Items]
Face Value			225,000
Fair Value			226,929
% of Partners' Capital (Net Asset Value)			0.45%
% Yield			1.88%	[1]
Corporate Notes | Foreign Corporate Notes | Energy | 3.13% BP Capital Markets P.L.C. Due 2015-10-01
Schedule of Investments [Line Items]
Face Value	300,000
Fair Value	315,637
% of Partners' Capital (Net Asset Value)	0.94%
% Yield	3.13%	[1]
Corporate Notes | Foreign Corporate Notes | Energy | 1.45% Canadian Natural Resources Ltd Due 2014-11-14
Schedule of Investments [Line Items]
Face Value	300,000
Fair Value	302,572
% of Partners' Capital (Net Asset Value)	0.90%
% Yield	1.45%	[1]
Corporate Notes | Foreign Corporate Notes | Energy | 1.13% CNOOC Finance (2013) Limited Due 2016-05-09
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	200,115
% of Partners' Capital (Net Asset Value)	0.60%
% Yield	1.13%	[1]
Corporate Notes | Foreign Corporate Notes | Pharmaceutical | 0.51% Sanofi Due 2013-03-28
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			200,154
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.51%	[1]
Corporate Notes | Foreign Corporate Notes | Pharmaceutical | 0.62% Sanofi Due 2014-03-28
Schedule of Investments [Line Items]
Face Value			210,000
Fair Value			210,799
% of Partners' Capital (Net Asset Value)			0.42%
% Yield			0.62%	[1]
Corporate Notes | Foreign Corporate Notes | Pharmaceutical | 1.03% Takeda Pharmaceutical Co Ltd Due 2015-03-17
Schedule of Investments [Line Items]
Face Value			500,000
Fair Value			503,456
% of Partners' Capital (Net Asset Value)			1.02%
% Yield			1.03%	[1]
Corporate Notes | Foreign Corporate Notes | Multi-national | 0.33% International Finance Corporation Due 2013-08-01
Schedule of Investments [Line Items]
Face Value			200,000
Fair Value			200,456
% of Partners' Capital (Net Asset Value)			0.40%
% Yield			0.33%	[1]
Total Securities
Schedule of Investments [Line Items]
Fair Value	18,124,799		25,671,557
% of Partners' Capital (Net Asset Value)	54.01%		51.34%
Investment Owned, at Cost	$ 18,184,773		$ 25,755,951

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.